Investment Risks	Oct. 31, 2025
Innovator Equity Managed Floor ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Innovator Equity Managed Floor ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Innovator Equity Managed Floor ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
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Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Innovator Equity Managed Floor ETF | Investment Strategy Risk [Member]
Prospectus [Line Items]
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Investment Strategy Risk.    The Fund’s investment strategy subjects it to certain unique risks, which are detailed below.

Hedging Strategy Risk.    The Fund seeks to provide risk-managed investment exposure to the U.S. Large Cap Index through its hedging strategy. In doing so, there is no guarantee that the Fund will be successful in implementing its strategy to provide hedged market exposure. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. In a market environment where the U.S. Large Cap Index is generally appreciating, the Fund may underperform the U.S. Large Cap Index and/or similarly situated funds. In order to provide the sought-after protection against decreases in the Equity Portfolio, the Fund sells call option contracts that reference the U.S. Large Cap Index, which will negatively impact the Fund’s performance in a market environment where the U.S. Large Cap Index appreciates. Any Fund underperformance may also be a result of management risk. Additionally, the Fund’s portfolio managers also implement an optimized equity strategy in order to substantially replicate the returns of the Equity Portfolio Index. To the extent that the returns of the Equity Portfolio do not align with the price returns of the U.S. Large Cap Index, the Fund may not be successful in implementing the sought-after floors implemented by the Options Portfolio. The Fund uses option contracts that utilize different reference assets in order to manage the Fund in a tax-efficient manner. While the reference assets provide substantially similar returns, in doing so, the Fund is subjected to risks that the reference assets may produce different investment results. If this were to occur, the Fund’s investment strategy may not effectively be implemented.

Floor Risk.    There can be no guarantee that the Fund will be successful in implementing its strategy to provide sought-after protection against significant losses in the Equity Portfolio by implementing the sought-after floor. A shareholder may lose its entire investment. There could be material differences between the returns of the Equity Portfolio and the Fund’s exposure to the U.S. Large Cap Index through the Options Portfolio. To the extent such disconnect occurs, the Options Portfolio may be unsuccessful in providing the sought-after floors, which are not guaranteed. Accordingly, investors could suffer losses the Options Portfolio is designed to prevent. The sought-after floors are provided by virtue of the Fund’s put option contracts, which are laddered with different expiration dates. Because the Fund ladders its option contracts and the Fund’s put option contracts will have different terms (including expiration dates), different tranches of put option contracts may produce different returns, the effect of which may be to reduce the Fund’s sought-after protection. Further, because of the structure of these option contracts, the sought-after floor provided by any single put option contract will not be fully in-effect until the expiration date of the put option contract. Therefore, at any given moment the Fund may not receive the benefit of the sought-after protection on losses that could be available from an Options Portfolio with a single expiration date. In connection with each of the put option contracts, investors will be subject to all losses experienced by the Equity Portfolio up to 10% on a one-to-one basis. Additionally, while the Fund’s put option contracts each seek to provide a sought-after 10% maximum loss, given market conditions at the time of entering into the option contracts, the sought-after 10% floor may not always be achievable. When the put option contracts of one tranche “rolls” after its expiration, there is no guarantee that the market conditions will be such that the Fund will be able to replace such expiring put option contracts with new put option contracts that produce the sought-after 10% floor.

Information Technology Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to companies in the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to large capitalization companies. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Equity Securities Risk.    The Fund has exposure to the equity securities markets because it holds equity securities directly in the Equity Portfolio and has exposure to equity securities indirectly through the Options Portfolio. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of Shares will fluctuate with changes in the value of the equity securities that comprise the Equity Portfolio Index, subject to the Fund’s hedging strategy.

Upside Participation Risk.    There can be no guarantee that the Fund will be produce upside returns that correlate to increases of the Equity Portfolio Index over time. Because the Fund uses an optimized investment strategy in the implementation of the Equity Portfolio, the Fund will weight securities differently than the Equity Portfolio Index, which may cause the Fund to underperform or overperform the Equity Portfolio Index based on those different weightings. Additionally, the Fund’s sold call option contracts effectively sell potential upside of the U.S. Large Cap Index in return for a premium received, which could have a negative impact on the Fund’s performance. In a market environment where the U.S. Large Cap Index appreciates beyond the strike price of the sold call option contracts, the Fund could underperform. The Fund uses near term expiration dates for the sold call option contracts to minimize the likelihood of this occurrence, however the success of this strategy is not guaranteed.

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of option contracts, (ii) if the Fund is unable to maintain the proportional relationship based on the number of option contracts in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes or interpretations affecting the treatment of option contracts.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Market Underperformance Risk.    The Fund’s investment strategy may cause the Fund to underperform the Equity Portfolio Index and/or similarly situated funds. The underperformance may be a result of management risk or the implementation of the Fund’s investment strategy, including, but not limited to, differing weights of the equity securities in the Equity Portfolio versus that of the Equity Portfolio Index and the impact of the Fund’s sold call options in rapidly appreciating market environments.

Security Issuer Risk.    Issuer specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Innovator Equity Managed Floor ETF | Derivatives Risk [Member]
Prospectus [Line Items]
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Derivatives Risk.    To employ the Fund’s investment strategy, the Fund utilizes derivative instruments. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms, which can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price. In addition to the foregoing, the Fund is subject to the below risks, among others, associated with its use of derivative instruments.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Sub-Adviser’s rules-based strategy to effectively mitigate downside risk of the Fund. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest rates, including the implied volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of option contracts also depends on the Fund’s ability to terminate its option contracts at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an advantageous price. In addition, the value of the options contracts utilized by the Fund may not increase or decrease at the same rate as the reference asset on a day-to-day basis (although they generally move in the same direction). However, as an option contract approaches its expiration date, its value typically increasingly moves with the value of the reference asset. The Fund enters into option contracts in accordance with Rule 18f-4 under the 1940 Act (“Rule 18f-4”). Accordingly, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the sought-after floor.

Clearing Member Default Risk.    Transactions in some types of derivatives, including the Fund’s usage of exchange-listed option contracts, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the Options Clearing Corporation (the “OCC”), rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Correlation Risk.    The put option contracts held by the Fund, which provide the sought-after floors, will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the option contracts will be determined based upon market quotations or using other recognized pricing methods. The value of the option contracts prior to the expiration date may vary because of related factors other than the value of the underlying reference assets of the option contracts. Factors that may influence the value of the option contracts include interest rate changes and implied volatility levels of underlying reference assets of the option contracts, among others.

Counterparty Risk.    The Fund invests in exchange-listed option contracts, which subjects it to counterparty risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. In the event that the counterparty becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Innovator Equity Managed Floor ETF | Cyber Security Risk [Member]
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Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Innovator Equity Managed Floor ETF | Liquidity Risk [Member]
Prospectus [Line Items]
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Liquidity Risk.    The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. In the event that trading in the underlying options contracts is limited or absent, the value of the Fund’s options contracts may decrease. There is no guarantee that a liquid secondary trading market will exist for the options contracts. The trading in options contracts may be less deep and liquid than the market for certain other securities. In a less liquid market for the options contracts, terminating the options contracts may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the options contracts, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the options contracts and the value of your investment.

Innovator Equity Managed Floor ETF | Market Risk [Member]
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Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Innovator Equity Managed Floor ETF | Risks Associated with ETFs [Member]
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Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increases transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the implementation of the Fund’s investment strategy, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants (“APs”) are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Innovator Equity Managed Floor ETF | Tax Risk [Member]
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Tax Risk.    The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code, and accordingly the Fund must satisfy certain income, asset diversification and distribution requirements each year. Among other requirements, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, subject to certain other limitations. The Fund will also need to manage its exposure to derivatives counterparties for purposes of satisfying the diversification test. If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain option contracts held by the Fund are likely to be “Section 1256 contracts” under Section 1256 of the Code, allowing the Fund to recognize a combination of long and short term gain from such contracts but requiring the Fund to recognize gain or loss as if the Section 1256 contracts were sold. Certain option contracts on an ETF may not qualify as Section 1256 contracts, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the options contracts as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options contracts as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options contract is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Innovator Equity Managed Floor ETF | Valuation Risk [Member]
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Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its options contracts becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund.

Innovator Nasdaq-100 Managed Floor ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Innovator Nasdaq-100 Managed Floor ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Innovator Nasdaq-100 Managed Floor ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Innovator Nasdaq-100 Managed Floor ETF | Investment Strategy Risk [Member]
Prospectus [Line Items]
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Investment Strategy Risk.    The Fund’s investment strategy subjects it to certain unique risks, which are detailed below.

Hedging Strategy Risk.    The Fund seeks to provide risk-managed investment exposure to the Nasdaq-100 through its hedging strategy. In doing so, there is no guarantee that the Fund will be successful in implementing its strategy to provide hedged market exposure. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. In a market environment where the Nasdaq-100 is generally appreciating, the Fund may underperform the Nasdaq-100 and/or similarly situated funds. In order to provide the sought-after protection against decreases in the Nasdaq-100, the Fund sells call option contracts that reference NDX, which will negatively impact the Fund’s performance in a market environment where the Nasdaq-100 appreciates. Any Fund underperformance may also be a result of management risk. Additionally, the Fund’s portfolio managers also implement an optimized equity strategy in order to substantially replicate the returns of the Nasdaq-100. To the extent the returns of the Equity Portfolio do not align with the price returns of the Nasdaq-100, the Fund may not be successful in implementing the sought-after floors implemented by the Options Portfolio. The Fund uses option contracts that utilize different reference assets in order to manage the Fund in a tax-efficient manner. While the reference assets provide substantially similar returns, in doing so, the Fund is subjected to risks that the reference assets may produce different investment results. If this were to occur, the Fund’s investment strategy may not effectively be implemented.

Floor Risk.    There can be no guarantee that the Fund will be successful in implementing its strategy to provide sought-after protection against significant losses in the Equity Portfolio by implementing the sought-after floor. A shareholder may lose its entire investment. There could be material differences between the returns of the Equity Portfolio and the Fund’s exposure to the Nasadaq-100 through the Options Portfolio. To the extent such disconnect occurs, the Options Portfolio may be unsuccessful in providing the sought-after floors, which are not guaranteed. Accordingly, investors could suffer losses the Options Portfolio is designed to prevent. The sought-after floors are provided by virtue of the Fund’s put option contracts, which are laddered with different expiration dates. Because the Fund ladders its option contracts and the Fund’s put option contracts will have different terms (including expiration dates), different tranches of put option contracts may produce different returns, the effect of which may be to reduce the Fund’s sought-after protection. Further, because of the structure of these option contracts, the sought-after floor provided by any single put option contract will not be fully in-effect until the expiration date of the put option contract. Therefore, at any given moment the Fund may not receive the benefit of the sought-after protection on losses that could be available from an Options Portfolio with a single expiration date. In connection with each of the put option contracts, investors will be subject to all losses experienced by the Equity Portfolio up to 10% on a one-to-one basis. Additionally, while the Fund’s put option contracts each seek to provide a sought-after 10% maximum loss, given market conditions at the time of entering into the option contracts, the sought-after 10% floor may not always be achievable. When the put option contracts of one tranche “rolls” after its expiration, there is no guarantee that market conditions will be such that the Fund will be able to replace such expiring put option contracts with new put option contracts that produce the sought-after 10% floor.

Communication Services Sector Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to companies in the communication services sector. Companies in the communication services sector may be adversely affected by, among other things, industry competition, substantial capital requirements, changes in government regulation and obsolescence of communication services products due to technological advancement. Communication services companies may also be subject to risks associated with intellectual property use, fluctuating domestic and international demand, shifting demographics and changes in consumer tastes. While network security breaches can happen to all companies, certain communication services companies are more susceptible to hacking, theft of proprietary or consumer information and disruptions in service.

Information Technology Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to companies in the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to large capitalization companies. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Equity Securities Risk.    The Fund has exposure to the equity securities markets because it holds equity securities directly in the Equity Portfolio and has exposure to equity securities indirectly through the Options Portfolio. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of Shares will fluctuate with changes in the value of the securities in the Equity Portfolio, subject to the Fund’s hedging strategy.

Upside Participation Risk.    There can be no guarantee that the Fund will be able to produce upside returns that correlate to increases of the Nasdsaq-100 over time. Because the Fund uses an optimized investment strategy in the implementation of the Equity Portfolio, the Fund will weight securities differently than the Nasdaq-100, which may cause the Fund to underperform or overperform the Nasdaq-100 based on those different weightings. Additionally, the Fund’s sold call option contracts effectively sell potential upside of the Nasdaq-100 in return for a premium received, which could have a negative impact on the Fund’s performance. In a market environment where the Nasdaq-100 appreciates beyond the strike price of the sold call option contracts, the Fund could underperform. The Fund uses near term expiration dates for the sold call option contracts to minimize the likelihood of this occurrence, however the success of this strategy is not guaranteed.

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of option contracts, (ii) if the Fund is unable to maintain the proportional relationship based on the number of option contracts in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes or interpretations affecting the treatment of option contracts.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Market Underperformance Risk.    The Fund’s investment strategy may cause the Fund to underperform the Nasdaq-100 and/or similarly situated growth funds. The underperformance may be a result of management risk or the implementation of the Fund’s investment strategy, including, but not limited to, differing weights of the equity securities in the Equity Portfolio versus that of the Nasdaq-100 and the impact of the Fund’s sold call options in rapidly appreciating market environments.

Security Issuer Risk.    Issuer specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Innovator Nasdaq-100 Managed Floor ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    To employ the Fund’s investment strategy, the Fund utilizes derivative instruments. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms, which can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price. In addition to the foregoing, the Fund is subject to the below risks, among others, associated with its use of derivative instruments.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Sub-Adviser’s rules-based strategy to effectively mitigate downside risk of the Fund. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest rates, including the implied volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of option contracts also depends on the Fund’s ability to terminate its option contracts at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an advantageous price. In addition, the value of the options contracts utilized by the Fund may not increase or decrease at the same rate as the reference asset on a day-to-day basis (although they generally move in the same direction). However, as an option contract approaches its expiration date, its value typically increasingly moves with the value of the reference asset. The Fund enters into option contracts in accordance with Rule 18f-4 under the 1940 Act (“Rule 18f-4”). Accordingly, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the sought-after floor.

Clearing Member Default Risk.    Transactions in some types of derivatives, including the Fund’s usage of exchange-listed option contracts, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”)

can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Correlation Risk.    The put option contracts held by the Fund, which provide the sought-after floors, will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the option contracts will be determined based upon market quotations or using other recognized pricing methods. The value of the option contracts prior to the expiration date may vary because of related factors other than the value of the underlying reference assets of the option contracts. Factors that may influence the value of the option contracts include interest rate changes and implied volatility levels of underlying reference assets of the option contracts, among others.

Counterparty Risk.    The Fund invests in exchange-listed option contracts, which subjects it to counterparty risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. In the event that the counterparty becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Innovator Nasdaq-100 Managed Floor ETF | Cyber Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Innovator Nasdaq-100 Managed Floor ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. In the event that trading in the underlying options contracts is limited or absent, the value of the Fund’s options contracts may decrease. There is no guarantee that a liquid secondary trading market will exist for the options contracts. The trading in options contracts may be less deep and liquid than the market for certain other securities. In a less liquid market for the options contracts, terminating the options contracts may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the options contracts, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the options contracts and the value of your investment.

Innovator Nasdaq-100 Managed Floor ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Innovator Nasdaq-100 Managed Floor ETF | Risks Associated with ETFs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to Sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increases transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the implementation of the Fund’s investment strategy, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Innovator Nasdaq-100 Managed Floor ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code, and accordingly the Fund must satisfy certain income, asset diversification and distribution requirements each year. Among other requirements, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, subject to certain other limitations. The Fund will also need to manage its exposure to derivatives counterparties for purposes of satisfying the diversification test. If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain option contracts held by the Fund are likely to be “Section 1256 contracts” under Section 1256 of the Code, allowing the Fund to recognize a combination of long and short term gain from such contracts but requiring the Fund to recognize gain or loss as if the Section 1256 contracts were sold. Certain option contracts on an ETF may not qualify as Section 1256 contracts, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the options contracts as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options contracts as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options contract is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Innovator Nasdaq-100 Managed Floor ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its options contracts becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. In the event an investment may need to be fair valued, the valuation involves subjectivity and there is a risk that the Fund may not be able to sell an investment at the price assigned to it in accordance with the Trust’s procedures in accordance with Rule 2a-5 of the 1940 Act (“Rule 2a-5”).

Innovator U.S. Small Cap Managed Floor ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Innovator U.S. Small Cap Managed Floor ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Innovator U.S. Small Cap Managed Floor ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Innovator U.S. Small Cap Managed Floor ETF | Investment Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Strategy Risk.    The Fund’s investment strategy subjects it to certain unique risks, which are detailed below.

Hedging Strategy Risk.    The Fund seeks to provide risk-managed investment exposure to the Equity Portfolio through its hedging strategy on the Russell 2000. In doing so, there is no guarantee that the Fund will be successful in implementing its strategy to provide hedged market exposure. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. In a market environment where the U.S. Small Cap Equity Index is generally appreciating, the Fund may underperform the Russell 2000 and/or similarly situated funds. In order to provide the sought-after protection against decreases in the Equity Portfolio, the Fund sells call option contracts that reference RTY, which will negatively impact the Fund’s performance in a market environment where the Russell 2000 appreciates. Any Fund underperformance may also be a result of management risk. Additionally, the Fund’s portfolio managers also implement an optimized equity strategy in order to substantially replicate the returns of the U.S. Small Cap Equity Index. To the extent that the returns of the Equity Portfolio do not align with the price returns of the Russell 2000, the Fund may not be successful in implementing the sought-after floors implemented by the Options Portfolio. The Fund uses option contracts that utilize different reference assets in order to manage the Fund in a tax-efficient manner. While the reference assets provide substantially similar returns, in doing so, the Fund is subjected to risks that the reference assets may produce different investment results. If this were to occur, the Fund’s investment strategy may not effectively be implemented.

Floor Risk.    There can be no guarantee that the Fund will be successful in implementing its strategy to provide sought-after protection against significant losses in the Equity Portfolio by implementing the sought-after floor. A shareholder may lose its entire investment. There could be material differences between the returns of the Equity Portfolio and the Fund’s exposure to the Russell 2000 through the Options Portfolio. To the extent such disconnect occurs, the Options Portfolio may be unsuccessful in providing the sought-after floors, which are not guaranteed. Accordingly, investors could suffer losses the Options Portfolio is designed to prevent. The sought-after floors are provided by virtue of the Fund’s put option contracts, which are laddered with different expiration dates. Because the Fund ladders its option contracts and the Fund’s put option contracts will have different terms (including expiration dates), different tranches of put option contracts may produce different returns, the effect of which may be to reduce the Fund’s sought-after protection. Further, because of the structure of these option contracts, the sought-after floor provided by any single put option contract will not be fully in-effect until the expiration date of the put option contract. Therefore, at any given moment the Fund may not receive the benefit of the sought-after protection on losses that could be available from an Options Portfolio with a single expiration date. In connection with each of the put option contracts, investors will be subject to all losses experienced by the Equity Portfolio up to 10% on a one-to-one basis. Additionally, while the Fund’s put option contracts each seek to provide a sought-after 10% maximum loss, given market conditions at the time of entering into the option contracts, the sought-after 10% floor may not always be achievable. When the put option contracts of one tranche “rolls” after its expiration, there is no guarantee that market conditions will be such that the Fund will be able to replace such expiring put option contracts with new put option contracts that produce the sought-after 10% floor.

Small- and Mid-Capitalization Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to small- and/or mid-capitalization companies. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Equity Securities Risk.    The Fund has exposure to the equity securities markets because it holds equity securities directly in the Equity Portfolio and has exposure to equity securities indirectly through the Options Portfolio. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of Shares will fluctuate with changes in the value of the securities in the Equity Portfolio, subject to the Fund’s hedging strategy.

Upside Participation Risk.    There can be no guarantee that the Fund will be able to produce upside returns that correlate to increases of the U.S. Small Cap Equity Index over time. Because the Fund uses an optimized investment strategy in the implementation of the Equity Portfolio, the Fund will weight securities differently than the U.S. Small Cap Equity Index, which may cause the Fund to underperform or overperform the U.S. Small Cap Equity

Index based on those different weightings. Additionally, the Fund’s sold call option contracts effectively sell potential upside of the Russell 2000 in return for a premium received, which could have a negative impact on the Fund’s performance. In a market environment where the Russell 2000 appreciates beyond the strike price of the sold call option contracts, the Fund could underperform. The Fund uses near term expiration dates for the sold call option contracts to minimize the likelihood of this occurrence, however the success of this strategy is not guaranteed.

Concentration Risk.    The Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the U.S. Small Cap Equity Index. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of option contracts, (ii) if the Fund is unable to maintain the proportional relationship based on the number of option contracts in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes or interpretations affecting the treatment of option contracts.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Market Underperformance Risk.    The Fund’s investment strategy may cause the Fund to underperform the U.S. Small Cap Equity Index and/or similarly situated small cap funds. The underperformance may be a result of management risk or the implementation of the Fund’s investment strategy, including, but not limited to, differing weights of the equity securities in the Equity Portfolio versus that of the U.S. Small Cap Equity Index and the impact of the Fund’s sold call options in rapidly appreciating market environments.

Security Issuer Risk.    Issuer specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Innovator U.S. Small Cap Managed Floor ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    To employ the Fund’s investment strategy, the Fund utilizes derivative instruments. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms, which can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price. In addition to the foregoing, the Fund is subject to the below risks, among others, associated with its use of derivative instruments.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Sub-Adviser’s rules-based strategy to effectively mitigate downside risk of the Fund. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest rates, including the implied volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of option contracts also depends on the Fund’s ability to terminate its option contracts at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an advantageous price. In addition, the value of the options contracts utilized by the Fund may not increase or decrease at the same rate as the reference asset on a day-to-day basis (although they generally move in the same direction). However, as an option contract approaches its expiration date, its value typically increasingly moves with the value of the reference asset. The Fund enters into option contracts in accordance with Rule 18f-4 under the 1940 Act (“Rule 18f-4”). Accordingly, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the sought-after floor.

Clearing Member Default Risk.    Transactions in some types of derivatives, including the Fund’s usage of exchange-listed option contracts, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the Options Clearing Corporation (the “OCC”), rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Correlation Risk.    The put option contracts held by the Fund, which provide the sought-after floors, will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the option contracts will be determined based upon market quotations or using other recognized pricing methods. The value of the option contracts prior to the expiration date may vary because of related factors other than the value of the underlying reference assets of the option contracts. Factors that may influence the value of the option contracts include interest rate changes and implied volatility levels of underlying reference assets of the option contracts, among others.

Counterparty Risk.    The Fund invests in exchange-listed option contracts, which subjects it to counterparty risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. In the event that the counterparty becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Innovator U.S. Small Cap Managed Floor ETF | Cyber Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Innovator U.S. Small Cap Managed Floor ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. In the event that trading in the underlying options contracts is limited or absent, the value of the Fund’s options contracts may decrease. There is no guarantee that a liquid secondary trading market will exist for the options contracts. The trading in options contracts may be less deep and liquid than the market for certain other securities. In a less liquid market for the options contracts, terminating the options contracts may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the options contracts, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the options contracts and the value of your investment.

Innovator U.S. Small Cap Managed Floor ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Innovator U.S. Small Cap Managed Floor ETF | Risks Associated with ETFs [Member]
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Risk [Text Block]

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to Sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increases transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the implementation of the Fund’s investment strategy, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Innovator U.S. Small Cap Managed Floor ETF | Tax Risk [Member]
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Risk [Text Block]

Tax Risk.    The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code, and accordingly the Fund must satisfy certain income, asset diversification and distribution requirements each year. Among other requirements, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, subject to certain other limitations. The Fund will also need to manage its exposure to derivatives counterparties for purposes of satisfying the diversification test. If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain option contracts held by the Fund are likely to be “Section 1256 contracts” under Section 1256 of the Code, allowing the Fund to recognize a combination of long and short term gain from such contracts but requiring the Fund to recognize gain or loss as if the Section 1256 contracts were sold. Certain option contracts on an ETF may not qualify as Section 1256 contracts, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the options contracts as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options contracts as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options contract is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Innovator U.S. Small Cap Managed Floor ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its options contracts becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. In the event an investment may need to be fair valued, the valuation involves subjectivity and there is a risk that the Fund may not be able to sell an investment at the price assigned to it in accordance with the Trust’s procedures in accordance with Rule 2a-5 of the 1940 Act (“Rule 2a-5”).

Innovator Equity Managed 100 Buffer ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Innovator Equity Managed 100 Buffer ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Innovator Equity Managed 100 Buffer ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Innovator Equity Managed 100 Buffer ETF | Investment Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Strategy Risk.    The Fund is subject to certain unique risks in light of its investment strategy, listed below.

Buffered Loss Risk.    There can be no guarantee that the Fund will be successful in implementing its strategy to provide sought-after protection against losses in the U.S. Large Cap Index by implementing the sought-after buffers. A shareholder may lose its entire investment. There could be material differences between the returns of the Equity Portfolio and the Fund’s exposure to the U.S. Large Cap Index through the Options Portfolio. To the extent such disconnect occurs, the Options Portfolio may be unsuccessful in providing the sought-after buffers, which are not guaranteed. Accordingly, investors could suffer losses the Options Portfolio is designed to prevent. The sought-after buffers are provided by virtue of the Fund’s put option contracts, which are laddered with different expiration dates. Because the Fund ladders its option contracts and the Fund’s put option contracts will have different terms (including expiration dates), different tranches of put option contracts may produce different returns, the effect of which may be to reduce the Fund’s sought-after protection. Further, because of the structure of these option contracts, the sought-after buffers provided by any single put option contract will not be fully in-effect until the expiration date of the put option contract. Therefore, at any given moment the Fund may not receive the benefit of the sought-after protection on losses that could be available from an Options Portfolio with a single expiration date. When the put option contracts of one tranche “rolls” after its expiration, there is no guarantee that market conditions will be such that the Fund will be able to replace such expiring put option contracts with new put option contracts that produce the sought-after protection against 100% of the U.S. Large Cap Index losses. Further, if the U.S. Large Cap Index, and therefore the Fund, has significantly appreciated in value the Fund will not be protected against losses of such gains until the U.S. Large Cap Index has decreased to the strike price of a given put option contract. While the Fund seeks to minimize the likelihood of this effect through the strike prices selected for the Fund’s put option contracts, there is no guarantee that it will be successful in doing so, and investors may experience losses.

Hedging Strategy Risk.    The Fund seeks to provide risk-managed investment exposure to the U.S. Large Cap Index through its hedging strategy. In doing so, there is no guarantee that the Fund will be successful in implementing its strategy to provide hedged market exposure. The Fund does not provide principal protection or non-principal protection, and an investor may experience losses on its investment, including the loss of its entire investment. In a market environment where the U.S. Large Cap Index is generally appreciating, the Fund may underperform the U.S. Large Cap Index and/or similarly situated funds. In order to provide the sought-after protection against decreases in the Equity Portfolio, the Fund sells call option contracts that reference the U.S. Large Cap Index, which will negatively impact the Fund’s performance in a market environment where the U.S. Large Cap Index appreciates. Any Fund underperformance may also be a result of management risk. Additionally, the Fund’s portfolio managers also implement an optimized equity strategy in order to substantially replicate the returns of the Equity Portfolio Index. To the extent that the returns of the Equity Portfolio do not align with the price returns of the U.S. Large Cap Index, the Fund may not be successful in implementing the sought-after buffers implemented by the Options Portfolio.

Upside Participation Risk.    The Fund’s sold call option contracts effectively sell potential upside of the U.S. Large Cap Index in return for a premium received, which will have a negative impact on the Fund’s performance in the event the U.S. Large Cap Index exceeds the strike price of the Fund’s sold call option contracts. In a market environment where the U.S. Large Cap Index appreciates beyond the strike price of the sold call option contracts, the Fund could underperform. The Fund uses near term expiration dates for the sold call option contracts to minimize the likelihood of this occurrence, however the success of this strategy is not guaranteed. In addition, because the Fund uses an optimized investment strategy in the implementation of the Equity Portfolio, the Fund will weight securities differently than the Equity Portfolio Index, which may cause the Fund to underperform or overperform the Equity Portfolio Index based on those different weightings.

Equity Securities Risk.    The Fund has exposure to the equity securities markets because it holds common stocks directly in the Equity Portfolio and has exposure to equity securities indirectly through the Options Portfolio. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of Shares will fluctuate with changes in the value of the equity securities that comprise the Equity Portfolio Index, subject to the Fund’s hedging strategy.

Common Stock Risk.    Common stocks are especially susceptible to general market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stock have a right to receive dividends only when and if, and in the amounts, declared by the issuer’s board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the common stocks held by the Fund will fluctuate over the life of the Fund and may be more or less than the price at which they were purchased by the Fund.

Concentration Risk.    To the extent the Fund concentrates or has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Information Technology Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to companies in the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to large capitalization companies. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Market Underperformance Risk.    The Fund’s investment strategy may cause the Fund to underperform the Equity Portfolio Index and/or similarly situated funds. The underperformance may be a result of management risk or the implementation of the Fund’s investment strategy, including, but not limited to, differing weights of the equity securities in the Equity Portfolio versus that of the Equity Portfolio Index and the impact of the Fund’s sold call options in rapidly appreciating market environments.

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of option contracts, (ii) if the Fund is unable to maintain the proportional relationship based on the number of option contracts in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes or interpretations affecting the treatment of option contracts.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Security Issuer Risk.    Issuer specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Innovator Equity Managed 100 Buffer ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    To employ the Fund’s defined outcome strategy, the Fund utilizes derivative instruments, specifically, option contracts. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms, which can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price. In addition to the foregoing, the Fund is subject to the following risks associated with its use of derivative instruments:

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Sub-Adviser’s rules-based strategy to effectively mitigate downside risk of the Fund. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest rates, including the implied volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of option contracts also depends on the Fund’s ability to terminate its option contracts at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an advantageous price. In addition, the value of the options contracts utilized by the Fund may not increase or decrease at the same rate as the reference asset on a day-to-day basis (although they generally move in the same direction). However, as an option contract approaches its expiration date, its value typically increasingly moves with the value of the reference asset. The Fund enters into option contracts in accordance with Rule 18f-4 under the 1940 Act (“Rule 18f-4”). Accordingly, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the sought-after buffer.

Clearing Member Default Risk.    Transactions in some types of derivatives, including the Fund’s usage of exchange-listed option contracts, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the Options Clearing Corporation (the “OCC”), rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Counterparty Risk.    The Fund invests in exchange-listed option contracts, which subjects it to counterparty risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. In the event that the counterparty becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Correlation Risk.    The put option contracts held by the Fund, which provide the sought-after buffers, will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the option contracts will be determined based upon market quotations or using other recognized pricing methods. The value of the option contracts prior to the expiration date may vary because of related factors other than the value of the underlying reference assets of the option contracts. Factors that may influence the value of the option contracts include interest rate changes and implied volatility levels of underlying reference assets of the option contracts, among others.

Innovator Equity Managed 100 Buffer ETF | Cyber Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Innovator Equity Managed 100 Buffer ETF | Liquidity Risk [Member]
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Liquidity Risk.    The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. In the event that trading in the underlying options contracts is limited or absent, the value of the Fund’s options contracts may decrease. There is no guarantee that a liquid secondary trading market will exist for the options contracts. The trading in options contracts may be less deep and liquid than the market for certain other securities. In a less liquid market for the options contracts, terminating the options contracts may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the options contracts, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the options contracts and the value of your investment.

Innovator Equity Managed 100 Buffer ETF | Market Risk [Member]
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Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of option contracts or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Innovator Equity Managed 100 Buffer ETF | New Fund Risk [Member]
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New Fund Risk.    The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

Innovator Equity Managed 100 Buffer ETF | Risks Associated with ETFs [Member]
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Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increases transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the implementation of the Fund’s investment strategy, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants (“APs”) are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Innovator Equity Managed 100 Buffer ETF | Tax Risk [Member]
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Tax Risk.    The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code, and accordingly the Fund must satisfy certain income, asset diversification and distribution requirements each year. Among other requirements, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, subject to certain other limitations. The Fund will also need to manage its exposure to derivatives counterparties for purposes of satisfying the diversification test. If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain option contracts held by the Fund are likely to be “Section 1256 contracts” under Section 1256 of the Code, allowing the Fund to recognize a combination of long and short term gain from such contracts but requiring the Fund to recognize gain or loss as if the Section 1256 contracts were sold. Certain option contracts on an ETF may not qualify as Section 1256 contracts, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the options contracts as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options contracts as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options contract is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Innovator Equity Managed 100 Buffer ETF | Valuation Risk [Member]
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Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its options contracts becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund.